Share-based Compensation	9 Months Ended
Sep. 30, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based compensation
13.	Share-based compensation

Share options

On March 5, 2015, the Board of Directors of the Company approved an Equity Incentive Plan (the "2015 Plan") which is administered by the Board of Directors. Under the 2015 Plan, the Board of Directors may grant options to purchase ordinary shares to management including officers, directors, employees and individual advisors who render services to the Group to purchase an aggregate of no more than 4,140,945 ordinary shares of the Group ("Option Pool").

In connection with the completion of the initial public offering (the "IPO"), the Board of Directors has approved the 2017 Equity Incentive Plan (the "2017 Plan") and all equity-based awards subsequent to the IPO would be granted under the 2017 Plan.

For the nine months ended September 30, 2018, the Group granted 2,506,250 share options to certain management and employees of the Group at the exercise price ranging from $18.92 to $24.58 per share under the 2017 Plan. These options granted have a contractual term of 10 years and generally vest over a five year period, with 20% of the awards vesting beginning on the anniversary date one year after the grant date.

For the nine months ended September 30, 2019, the Group granted 696,193 share options to certain management, employees and consultants of the Group at the exercise price ranging from $27.23 to $34.87 per share under the 2017 Plan. These options granted have a contractual term of 10 years and generally vest over a three or five year period, with 33.33% or 20% of the awards vesting beginning on the anniversary date one year after the grant date.

The weighted-average grant-date fair value of the options granted in the nine months ended September 30, 2018 and 2019 was $14.26 per share and $18.72 per share respectively. The Group recorded compensation expense related to the options of $6,325,705 and $10,479,128 for the nine months ended September 30, 2018 and 2019, respectively, which were classified in the accompanying unaudited condensed consolidated statements of operations as follows:

	For the nine months ended September 30,
	2018	2019
	$	$
Selling, general and administrative	3,055,914	4,661,007
Research and development	3,269,791	5,818,121
Total	6,325,705	10,479,128

As of September 30, 2019, there was $48,198,288 of total unrecognized compensation expense related to unvested share options granted. That cost is expected to be recognized over a weighted-average period of 2.3 years.

Non-vested restricted shares

For the nine months ended September 30, 2018, 50,000 ordinary shares were authorized for grant to the independent directors, respectively. The restricted shares shall vest and be released from the restrictions in full on the first anniversary from the date of the agreement. Upon termination of the independent directors' service with the Group for any reason, any shares that are outstanding and not yet vested will be immediately be forfeited.

For the nine months ended September 30, 2018, 585,000 ordinary shares were authorized for grant to certain management. One fifth of the restricted shares shall vest and be released from the restrictions on each yearly anniversary from the date of the agreement. Upon termination of the certain management's service with the Group for any reason, any shares that are outstanding and not yet vested will be immediately be forfeited.

During the nine months ended September 30, 2019, 50,000 ordinary shares were authorized for grant to the independent directors, respectively. The restricted shares shall vest and be released from the restrictions in full on the first anniversary from the date of the agreement. Upon termination of the independent directors' service with the Group for any reason, any shares that are outstanding and not yet vested will be immediately be forfeited.

During the nine months ended September 30, 2019, 115,000 ordinary shares were authorized for grant to certain management. One fifth of the restricted shares shall vest and be released from the restrictions on each yearly anniversary from the date of the agreement. Upon termination of the certain management's service with the Group for any reason, any shares that are outstanding and not yet vested will be immediately be forfeited.

The Group measured the fair value of the non-vested restricted shares as of respective grant dates, and recognized the amount as compensation expense over the deemed service period using a graded vesting attribution model on a straight-line basis.

As of September 30, 2019, there was $14,797,748 of total unrecognized compensation expense related to non-vested restricted shares. The weighted-average grant-date fair value of the restricted shares granted for the nine months ended September 30, 2018 and 2019 was $21.34 per share and $27.03 per share respectively. The Group recorded compensation expense related to the restricted shares of $1,671,133 and $4,073,921 for the nine months ended September 30, 2018 and 2019, respectively, which were classified in the accompanying unaudited condensed consolidated statements of operations as follows:

	For the nine months ended September 30,
	2018	2019
	$	$
Selling, general and administrative	1,439,817	2,817,518
Research and development	231,316	1,256,403
Total	1,671,133	4,073,921